Deferred Revenue	12 Months Ended
Dec. 31, 2013
Deferred Revenue
Deferred Revenue

19.                               Deferred Revenue

Current deferred revenue included $102 (December 31, 2012 - $100) received from the Chinese government for stockpiling of H5N1 vaccines that expire within one year and $773 (December 31, 2012- $1,278) of advances from customers.

Long-term deferred revenue included $11,005 (December 31, 2012 - $10,693) received from the Chinese government for stockpiling of H5N1 vaccines.